Karen L. Skidmore
                                              Senior Associate General Counsel
                                              Telephone: 650.312.5651
                                              Facsimile: 650.525.7059
                                              e-mail: KSKIDMORE@FRK.COM

May 2, 2006

Filed Via EDGAR (CIK #0000837274)
Securities and Exchange Commission
100 F Street, NE
Washington DC 20549

Re: Franklin Templeton Variable Insurance Products Trust (the "Trust") File Nos. 33-23493 and 811-5583

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (the "Post-Effective Amendment"), which was filed electronically with the Securities and Exchange Commission on April 28, 2006. Each form of Prospectus used reflects only the Series being offered but all forms of prospectuses used are contained in the Post-Effective Amendment.

Sincerely,

FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST


/s/KAREN L. SKIDMORE
-----------------------------------------
Karen L. Skidmore
Vice President